FINANCE ITEMS (Details) - Schedule of Finance Items Consist - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of Finance Items Consist [Abstract]
Interest income	$ 5,019	$ 3,767
Dividend income	198
Total finance income	5,217	3,767
Interest on lease obligation	72	95
Impairment charges for expected credit loss against bond investments (Note 4)	10,560	1,376
(Gain) loss on disposal of bonds	(191)	266
Unwinding of discount of environmental rehabilitation provision	269	251
Total finance costs	$ 10,710	$ 1,988